Significant Accounting Policies - Product Warranties and Stock Options (Details) - Forge Nano, Inc. $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Options	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Options	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Warranty term	1 year		1 year
Warranty expense			$ 52	$ 74
Reserve adjustments	$ 22	$ 20
Warranty obligations as percentage of revenue recognized	10.00%		10.00%
Warranty liability	$ 33		$ 63	$ 152
Number of stock option plan | Options	1		1